Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 325,552	$ 313,552
Cash
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	141,151	118,043
Long-term bonds (Note 31)
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 184,401	$ 195,509